Discontinued Operations and Disposal Group - Additional Information (Detail) - USD ($)				12 Months Ended
	Aug. 11, 2018	Oct. 23, 2017	Aug. 11, 2017	Mar. 31, 2018	Mar. 25, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt extinguishment charges				$ 2,702,000
Inventory purchased					$ 66,175,000
Mayors Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale total consideration		$ 106,756,000
Legal and professional fees		(2,893,000)	$ 2,900
Debt extinguishment charges			2,700
Discontinued operations for obsolescence reserve on inventory			$ 2,100
Inventory purchased		$ 70,469,000
Mayor's Jewelers, Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dealer agreement term	5 years
Mayor's Jewelers, Inc [Member] | Inventory Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory purchased	$ 1,800,000